Regulatory Matters - General Rate Cases Additional Information (Details) - USD ($) $ in Millions	Mar. 05, 2026	Feb. 26, 2026	Dec. 16, 2025	Dec. 05, 2024	Jul. 01, 2025
West Virginia
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount			$ 20
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount			$ 13
Authorized return on equity, percentage			9.80%
Authorized rate base amount	$ 1,100
Public Utilities, Common Equity Ratio Percentage	51.00%
Public Utilities, Debt Ratio Percentage	49.00%
Public Utilities, General Rate Case Authorizations, Annualized Incremental Revenues, Approved Amount, Increase (Decrease) In Capital Investments	$ 239
Maryland
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount		$ 2
Authorized return on equity, percentage		9.75%
Authorized rate base amount		$ 1
Public Utilities, Common Equity Ratio Percentage		52.32%
Public Utilities, Debt Ratio Percentage		47.68%
Public Utilities, General Rate Case Authorizations, Annualized Incremental Revenues, Approved Amount, Increase (Decrease) In Capital Investments		$ 22
California, Step Increase
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage				10.20%
General rate case authorizations, annualized incremental revenues, estimated and not approved amount					$ 110
California, Step Increase | Year 2024
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount				$ 21
California, Step Increase | Year 2025
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount				16
California, Step Increase | Year 2026
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount				$ 16